Property and Equipment (Tables)	9 Months Ended
Sep. 30, 2021
Property, Plant and Equipment [Abstract]
Summary of Detailed Information of Property and Equipment

		(Restated-
		Note 4)
	September 30,	December 31,
	2021	2020

Medical equipment	$220,359	$62,406
Leasehold improvements	37,601	19,360
Equipment under finance leases	37,513	23,169
Office and computer equipment	15,810	452
Transportation and service equipment	9,006	-
Furniture and fixtures	3,000	1,479
Construction in progress	1,369	-

	324,658	106,866
Accumulated depreciation	(59,688)	(43,152)

	$264,970	$63,714